GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years		5 years
Amortization of Intangible Assets			$ 57,845
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 62,826	$ 2,867	$ 57,845	$ 0